iShares
®
MSCI Switzerland ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  0 .5%
Banque Cantonale Vaudoise , Registered
(a)
........ 60,523 $ 9,107,205
a
Building Products  —  2 .2%
Belimo Holding AG , Registered ............... 13,677 14,436,408
Geberit AG , Registered ..................... 35,398 23,192,461
37,628,869
a
Capital Markets  —  6 .9%
Julius Baer Group Ltd. ..................... 234,129 19,153,119
Partners Group Holding AG .................. 22,526 23,766,501
UBS Group AG , Registered .................. 1,640,322 77,465,594
120,385,214
a
Chemicals  —  4 .4%
EMS-Chemie Holding AG , Registered ........... 12,125 11,063,190
Givaudan SA , Registered ................... 9,242 34,288,552
Sika AG , Registered ....................... 157,561 30,753,272
76,105,014
a
Construction Materials  —  2 .8%
Holcim AG
(b)
............................ 487,343 47,968,725
a
Diversified Telecommunication Services  —  1 .4%
Swisscom AG , Registered ................... 27,776 23,774,647
a
Electric Utilities  —  0 .5%
BKW AG .............................. 43,980 8,321,656
a
Electrical Equipment  —  6 .3%
ABB Ltd. , Registered ...................... 1,028,230 109,945,886
a
Food Products  —  13 .9%
Barry Callebaut AG , Registered ............... 6,336 9,768,506
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 1,228 14,639,088
Chocoladefabriken Lindt & Spruengli AG , Registered . 124 15,171,353
Nestle SA , Registered ..................... 1,988,937 201,805,460
241,384,407
a
Health Care Equipment & Supplies  —  3 .8%
Alcon AG .............................. 498,147 33,145,415
Sonova Holding AG , Registered ............... 61,830 16,321,279
Straumann Holding AG , Registered ............. 141,279 17,072,967
66,539,661
a
Insurance  —  9 .8%
Helvetia Baloise Holding AG ................. 92,197 23,924,578
Swiss Life Holding AG , Registered ............. 28,224 30,641,860
Swiss Re AG ............................ 279,060 41,813,360
Zurich Insurance Group AG .................. 103,631 73,592,355
169,972,153
a
Life Sciences Tools & Services  —  2 .5%
Lonza Group AG , Registered ................. 67,510 43,119,436
a
Security Shares Value
a
Machinery  —  2 .9%
Schindler Holding AG , Participation Certificates , NVS 49,272 $ 16,587,117
Schindler Holding AG , Registered .............. 33,117 10,839,248
VAT Group AG
(c)
......................... 30,404 23,739,029
51,165,394
a
Marine Transportation  —  0 .9%
Kuehne + Nagel International AG , Registered ...... 64,438 14,852,470
a
Pharmaceuticals  —  30 .0%
Galderma Group AG ....................... 183,920 38,908,506
Novartis AG , Registered .................... 1,420,846 213,709,517
Roche Holding AG , NVS .................... 555,166 233,654,907
Sandoz Group AG ........................ 414,591 34,862,343
521,135,273
a
Professional Services  —  1 .2%
SGS SA , Registered ....................... 186,152 21,157,134
a
Real Estate Management & Development  —  1 .0%
Swiss Prime Site AG , Registered .............. 98,787 16,559,431
a
Specialty Retail  —  0 .6%
Avolta AG
(b)
............................. 161,755 10,164,437
a
Technology Hardware, Storage & Peripherals  —  1 .2%
Logitech International SA , Registered ........... 171,881 20,887,819
a
Textiles, Apparel & Luxury Goods  —  5 .4%
Cie Financiere Richemont SA , Class A, Registered .. 383,554 82,356,272
Swatch Group AG (The) , Bearer ............... 44,020 12,186,284
94,542,556
a
Total Long-Term Investments — 98.2%
(Cost: $ 1,413,757,251 ) ............................... 1,704,717,387
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 169,722 169,772
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 595,307 595,307
a
Total Short-Term Securities — 0.0%
(Cost: $ 765,063 ) ................................... 765,079
Total Investments — 98.2%
(Cost: $ 1,414,522,314 ) ............................... 1,705,482,466
Other Assets Less Liabilities — 1 .8% ..................... 30,558,375
Net Assets — 100.0% ................................. $ 1,736,040,841
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Switzerland ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 29,411  $ 139,057
(a)
$ —  $ 1,291  $ 13  $ 169,772  169,722  $ 24,468
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 620,000  —  (24,693)
(a)
—  —  595,307  595,307  10,761  —
$ —  $ 1,291  $ 13
$ 765,079
$ 35,229  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 189 06/19/26 $ 13,368 $ 314,822
Swiss Market Index .................................................................... 102 06/19/26 17,680 908,792
$ 1,223,614

iShares
®
MSCI Switzerland ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,810,441  $ 1,674,906,946  $ —  $ 1,704,717,387
Short-Term Securities
Money Market Funds ...................................... 765,079  —  —  765,079
$ 30,575,520  $ 1,674,906,946  $ —  $ 1,705,482,466
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,223,614  $ —  $ —  $ 1,223,614
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)